Risks and Concentration - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2020 Customer	Dec. 31, 2019 Customer
Yangpu Liuli [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Amount | ¥	¥ 86,718
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Number of Customer represented 10% or more of revenues | Customer	0	0	0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage of concentrations of risk	10.00%	10.00%	10.00%